Redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Redeemable convertible preferred shares

14. Redeemable convertible preferred shares

On September 13, 2012, the Company issued 2,850,000 shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for US$1.60 per share for cash of US$4,560. On February 13, 2014, the Company issued 2,142,857 shares of Series B convertible redeemable preferred shares (the “Series B Shares”) for US$7.00 per share for cash of US$15,000. On February 9, 2015, the Company issued 2,345,547 shares of Series C convertible redeemable preferred shares (the “Series C Shares”) for US$19.90 per share for cash of US$46,667. The Series A, Series B and Series C shares are collectively referred to as the Preferred Shares.

On October 20, 2017, the Company effected a share split. Each of ordinary share and preferred share of the Company was subdivided into 100 shares at a par value of US$0.00001, such that Series A Shares, Series B Shares and Series C Shares were divided into 285,000,000 Series A Shares, 214,285,700 Series B Shares and 234,554,700 Series C Shares, respectively.

14. Redeemable convertible preferred shares (continued)

All of the preferred shares were converted to Class B ordinary shares immediately upon the completion of the Company’s initial public offering on November 10, 2017. Prior to their conversion, the preferred shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation.

Accounting of Preferred Shares

The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs. For the years ended December 31, 2015 and 2016, respectively, the issuance costs were not material.

In June 2017, The Company's Preferred Shares were modified as a result of the Company's negotiations with holders of Series A Preferred Shares. Prior to the modifications, Series A redemption event will be triggered upon the Company’s failure to complete a Qualified IPO by September 13, 2017. On June 30, 2017, the holders of Series A Preferred Shares agreed that they will not exercise the right to require the Company to redeem the Series A Preferred Shares prior to September 12, 2018.

The Company evaluated the modifications in accordance with its accounting policy and concluded that they are modifications, rather than extinguishment, of Preferred Shares, which resulted in transfer of value between preferred shareholders and common shareholders. The difference of the fair value before and after the modifications is not material.

The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to the earliest redemption date. The Company recognized accretion of the Preferred Shares amounted to RMB108,792, RMB562,022 and RMB3,073,471 for the years ended December 31, 2015, 2016 and 2017 respectively.

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2015, 2016 and 2017 are summarized below:

	Series A Shares		Series B Shares		Series C Shares
	Number of Shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2015	285,000,000	55,642	214,285,700	104,348	—	—
Issuance	—	—	—	—	234,554,700	286,118
Foreign exchange	—	5,569	—	7,908	—	17,393
Accretion on convertible redeemable preferred shares to redemption value	—	53,526	—	39,029	—	16,237
Balances as of December 31, 2015	285,000,000	114,737	214,285,700	151,285	234,554,700	319,748
Foreign exchange	—	17,634	—	17,390	—	27,829
Accretion on convertible redeemable preferred shares to redemption value	—	236,662	—	171,106	—	154,254
Balances as of December 31, 2016	285,000,000	369,033	214,285,700	339,781	234,554,700	501,831
Foreign exchange	—	(42,399)	—	(33,347)	—	(40,600)
Accretion on convertible redeemable preferred shares to redemption value	—	1,237,274	—	905,861	—	930,336
Conversion to ordinary shares upon IPO	(285,000,000)	(1,563,908)	(214,285,700)	(1,212,295)	(234,554,700)	(1,391,567)
Balances as of December 31, 2017	—	—	—	—	—	—